Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies (Tables) [Line Items]
Schedule of Depreciation Periods of Right-of-Use Assets	Set forth below are the changes in the right-of-use assets attributed to vehicles:
Vehicles
Cost
As of January 1, 2022	189
Additions	113
As of December 31, 2022	302
Additions	39
Derecognitions	(111)
As of December 31, 2023	230

Accumulated depreciation
As of January 1, 2022	120
Additions	50
As of December 31, 2022	170
Additions	76
Derecognitions	(111)
As of December 31, 2023	135

Amortized cost
As of December 31, 2023	95

As of December 31, 2022	132

Schedule of Depreciation Calculated at Equal Annual Rates	Depreciation is calculated at equal annual rates over the asset’s useful life, as follows:
%

Furniture and office equipment	7
Computers and electronic equipment	33 - 15
Molds and production equipment	33
Leasehold improvements (see below)	5 - 10

Right Of Use Asset [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of Depreciation Periods of Right-of-Use Assets	Set forth below are data regarding the depreciation periods of the relevant right-of-use assets by groups of right-of-use assets:
Years

Office space	2 - 5
Vehicles	3